Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($)(2)(4)	Average compensation actually paid to non-CEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return ($)	Net Income (in millions) ($)
2025	528,750	276,450	390,625	240,257	$13	(47)
2024	716,917	421,350	501,475	346,524	$56	(38)

Named Executive Officers, Footnote [Text Block]		Dwight Egan
PEO Total Compensation Amount	[1],[2]	$ 528,750	$ 716,917
PEO Actually Paid Compensation Amount	[2],[3]	$ 276,450	421,350
Adjustment To PEO Compensation, Footnote [Text Block]

	2025		2024
	Dwight Egan	Average Non-CEO NEOs	Dwight Egan	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$528,750	$390,625	$716,917	$501,475

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(68,750)	$(55,625)	$(305,250)	$(191,475)
Year-end fair value of unvested awards granted in the current year	$38,638	$31,261	$171,875	$107,813
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(106,590)	$(75,709)	$(136,300)	$(70,694)
Fair values at vest date for awards granted and vested in current year	$16,051	$12,987	$46,291	$29,038
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(131,649)	$(63,282)	$(72,183)	$(29,633)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(252,300)	$(150,368)	$(295,567)	$(154,951)

Compensation Actually Paid (as calculated)	$276,450	$240,257	$421,350	$346,524

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 390,625	501,475
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 240,257	346,524
CAP and Cumulative TSR		CAP and Cumulative TSR
CAP and Net Income		CAP and Net Income
Tabular List [Table Text Block]

Narrative Disclosure: Pay Versus Performance Table

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	Co-Diagnostics’ cumulative TSR; and
●	Co-Diagnostics’ Net Income

Total Shareholder Return Amount		$ 13	56
Net Income (Loss) Attributable to Parent		$ (47,000,000)	$ (38,000,000)
PEO Name		Dwight Egan	Dwight Egan
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Co-Diagnostics’ cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Co-Diagnostics’ Net Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (252,300)	$ (295,567)
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(68,750)	(305,250)
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,638	171,875
PEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(106,590)	(136,300)
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,051	46,291
PEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(131,649)	(72,183)
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(150,368)	(154,951)
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(55,625)	(191,475)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,261	107,813
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(75,709)	(70,694)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,987	29,038
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(63,282)	(29,633)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Amounts in this column represent the “Total” column set forth above in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
[2]	For each year shown the CEO was Dwight Egan.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	During 2025 and 2024, there were two Non-CEO NEO’s, Brian Brown, CFO, and Richard Abbott, President.